Commitments and Contingencies - Additional Information (Details) $ in Thousands						1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 01, 2020	Apr. 13, 2020 USD ($)	Dec. 29, 2017	Jan. 22, 2013 shares	May 31, 2020 USD ($)	Mar. 31, 2019	Sep. 30, 2018 Clinic	Jul. 31, 2017 USD ($)	Mar. 31, 2017	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 Clinic	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017	Oct. 30, 2017 USD ($)
Commitments And Contingencies [Line Items]
Lease commencement date						Jul. 01, 2020			Jul. 17, 2017	Jul. 01, 2017
Lease termination date						Jun. 30, 2021			Jan. 16, 2023	Dec. 31, 2022
Lease option to extend termination year										2027
Lease option to extend termination date									Jan. 31, 2028
Lease option to extend lease term						6 months
Lease monthly rent plus utilities						$ 5,000			$ 20,000
Lease monthly rent plus utilities beginning date						Jan. 31, 2021			Jan. 31, 2018
Lease annual increase in rental percentage						3.00%			3.00%												3.00%
Decrease in operating lease right of use asset, partial termination						$ 400
Decrease in operating lease liability						$ 400
Revenue															$ 470,000	$ 1,344,000	$ 1,496,000		$ 478,000
License Revenue
Commitments And Contingencies [Line Items]
Revenue												$ 5,000			20,000	0	5,000		478,000
PPP Loan
Commitments And Contingencies [Line Items]
Loan proceeds received, amount			$ 323,000
Other Income
Commitments And Contingencies [Line Items]
Gain on termination of lease											$ 100
Advanced NeuroRehabilitation, LLC | License Agreement for Exclusive Right on Patent Pending Technology
Commitments And Contingencies [Line Items]
Issuance of common stock for license agreement | shares					91,628
Percentage of royalty on net revenue					4.00%
Royalty expense															$ 15,000	$ 52,000	$ 59,000		0
A&B Company Limited | Asset Purchase Agreement
Commitments And Contingencies [Line Items]
Contract penalty payable on failure to obtain FDA clearance																						$ 2,000,000
Altair LLC
Commitments And Contingencies [Line Items]
Percentage of royalty on sales							7.00%
Effective date of notice of termination																	May 20, 2019	May 20, 2019
Key Tronic Corporation | Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement description															On December 29, 2017, HMI (formerly known as NeuroHabilitation Corporation) entered into a Manufacturing and Supply Agreement (“MSA”) with Key Tronic Corporation (“Key Tronic”), for the manufacture and supply of the Company’s PoNS device based upon the Company’s product specifications as set forth in the MSA. Per the agreement, the Company shall provide to Key Tronic a rolling forecast for the procurement of parts and material and within normal lead times based on estimated delivery dates for the manufacture of the PoNS device. The term of the agreement is for three years and will automatically renew for additional consecutive terms of one year, unless cancelled by either party upon 180-day written notice to the other party prior to the end of the then current term. On June 1, 2020, HMI extended the existing manufacturing agreement with Key Tronic for a second three year term from December 29, 2020 until December 31, 2023. As of September 30, 2020, the Company did not have any outstanding commitments to Key Tronic to complete the Company’s forecasts for the procurement of materials necessary for the delivery of PoNS devices.		On December 29, 2017, HMI (formerly known as NeuroHabilitation Corporation) entered into a Manufacturing and Supply Agreement (“MSA”) with Key Tronic Corporation (“Key Tronic”), for the manufacture and supply of the Company’s PoNS device based upon the Company’s product specifications as set forth in the MSA. Per the agreement, the Company shall provide to Key Tronic a rolling forecast for the procurement of parts and material and within normal lead times based on estimated delivery dates for the manufacture of the PoNS device. The term of the agreement is for three years and the agreement will automatically renew for additional consecutive terms of one year, unless cancelled by either party upon 180-day written notice to the other party prior to the end of the then current term. As of December 31, 2019, the Company had a $0.1 million obligation to Key Tronic to complete the Company’s forecast for the procurement of materials necessary for the delivery of PoNS devices.	On December 29, 2017, HMI (formerly known as NeuroHabilitation Corporation) entered into a Manufacturing and Supply Agreement (“MSA”) with Key Tronic Corporation (“Key Tronic”), for the manufacture and supply of the Company’s PoNS device based upon the Company’s product specifications as set forth in the MSA. Per the agreement, the Company shall provide to Key Tronic a rolling forecast for the procurement of parts and material and within normal lead times based on estimated delivery dates for the manufacture of the PoNS device. The term of the agreement is for three years and the agreement will automatically renew for additional consecutive terms of one year, unless cancelled by either party upon 180-day written notice to the other party prior to the end of the then current term. As of December 31, 2019, the Company had a $0.1 million obligation to Key Tronic to complete the Company’s forecast for the procurement of materials necessary for the delivery of PoNS devices.
Agreement term				3 years	3 years
Agreement auto renewal period				1 year	1 year
Notice period to cancel the renewal of agreement				180 days	180 days
Outstanding commitments	$ 0																$ 100,000
Extended manufacturing agreement term		3 years
Heuro Canada Incorporation | Strategic Alliance Agreement
Commitments And Contingencies [Line Items]
Maximum percent of operating budget								50.00%
Net proft and loss basis								50.00%
Expenses incurred in share of estimated cost																	100,000		200,000
Additional cost of sales for services rendered																	100,000		200,000
Heuro Canada Incorporation | Strategic Alliance Agreement | HealthTech Connex, Inc.
Commitments And Contingencies [Line Items]
Number of founding clinics | Clinic								3
Number of additional clinics | Clinic													3
Partial consideration to pay																		$ 750		$ 750
License consideration first annual installment																		250		250
License consideration second annual installment																		250		250
License consideration third annual installment																		250		$ 250
Partial consideration granted period								3 years
Maximum percent of operating budget								50.00%
Net proft and loss basis								50.00%
Heuro Canada Incorporation | Strategic Alliance Agreement | HealthTech Connex, Inc. | Canada
Commitments And Contingencies [Line Items]
Number of authorized clinics | Clinic													5
Heuro Canada Incorporation | Strategic Alliance Agreement | HealthTech Connex, Inc. | License Revenue
Commitments And Contingencies [Line Items]
Revenue														$ 500,000			$ 37,000	$ 500	$ 500,000